Share-Based Compensation (Details 3) (Restricted shares)	12 Months Ended
	Nov. 27, 2011	Nov. 28, 2010
Restricted shares
Restricted shares and Restricted Share Unit Awards
Restricted shares vested	97,324	194,647
Repurchase and cancellation of shares (in shares)	41,315	82,628
Common shares delivered to the holders of restricted shares	56,009	112,019